Derivatives and Hedging - Summary of Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative instruments designated as hedges
Derivative [Line Items]
Derivatives in Asset Positions Fair value	$ 0	$ 1,017
Derivatives in Liability Positions Fair value	(18,768)	(29,103)
Derivative instruments designated as hedges | Interest rate contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	0	1,017
Derivatives in Liability Positions Fair value	(18,768)	(29,103)
Accrued interest	1,400	1,600
Undesignated derivative instruments
Derivative [Line Items]
Derivatives in Asset Positions Fair value	398,117	230,861
Derivatives in Liability Positions Fair value	(405,219)	(226,710)
Undesignated derivative instruments | Embedded conversion option
Derivative [Line Items]
Derivatives in Asset Positions Fair value	349	217
Derivatives in Liability Positions Fair value	0	0
Undesignated derivative instruments | Call spread overlay
Derivative [Line Items]
Derivatives in Asset Positions Fair value	395,095	223,164
Derivatives in Liability Positions Fair value	(399,262)	(224,286)
Undesignated derivative instruments | Foreign exchange contracts
Derivative [Line Items]
Derivatives in Asset Positions Fair value	2,673	7,480
Derivatives in Liability Positions Fair value	$ (5,957)	$ (2,424)